Fair Value Measurements - Reconciliation of fair value measurements of available-for-sale debt investments (Details) - Available-for-sale Securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements
Beginning balance	¥ 36,662	¥ 2,014,537	¥ 1,961,474
Change in fair value	(6,611)	(985,704)	1,385,379
Disposal of part available-for-sale debt investments		(1,005,150)	(1,390,031)
Additional investments		49,041
Currency translation adjustment	(650)	(34,062)	57,715
Impairment		(2,000)
Ending balance	¥ 29,401	¥ 36,662	¥ 2,014,537